Shareholder Report, Holdings (Details)	Mar. 31, 2025
Guggenheim Strategy Fund II | Interest Rate Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	33.60%
Guggenheim Strategy Fund II | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Guggenheim Strategy Fund II | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Guggenheim Strategy Fund II | Financial
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Guggenheim Strategy Fund II | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Guggenheim Strategy Fund II | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Guggenheim Strategy Fund II | Industrial
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Guggenheim Strategy Fund II | Other
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Guggenheim Strategy Fund II | BCC Middle Market CLO LLC, 6.06%
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Guggenheim Strategy Fund II | BX Commercial Mortgage Trust, 6.08%
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guggenheim Strategy Fund II | BX Commercial Mortgage Trust, 6.08% [Default Label]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Guggenheim Strategy Fund II | JP Morgan Chase Commercial Mortgage Securities Trust, 6.23%
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Guggenheim Strategy Fund II | Oak Street Investment Grade Net Lease Fund Series, 1.85%
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Guggenheim Strategy Fund II | WMRK Commercial Mortgage Trust, 7.76%
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Guggenheim Strategy Fund II | Brighthouse Financial Global Funding, 5.55%
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Guggenheim Strategy Fund II | AEGON Funding Company LLC, 5.50%
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guggenheim Strategy Fund II | Citigroup Mortgage Loan Trust, Inc., 6.17%
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guggenheim Strategy Fund II | OBX Trust, 5.99%
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guggenheim Strategy Fund II | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Guggenheim Strategy Fund III | Interest Rate Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	37.20%
Guggenheim Strategy Fund III | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
Guggenheim Strategy Fund III | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Guggenheim Strategy Fund III | Financial
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Guggenheim Strategy Fund III | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Guggenheim Strategy Fund III | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Guggenheim Strategy Fund III | Industrial
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Guggenheim Strategy Fund III | Other
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Guggenheim Strategy Fund III | BCC Middle Market CLO LLC, 6.06%
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Guggenheim Strategy Fund III | BX Commercial Mortgage Trust, 6.08%
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Guggenheim Strategy Fund III | BX Commercial Mortgage Trust, 6.08% [Default Label]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim Strategy Fund III | WMRK Commercial Mortgage Trust, 7.76%
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Guggenheim Strategy Fund III | Brighthouse Financial Global Funding, 5.55%
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Guggenheim Strategy Fund III | AEGON Funding Company LLC, 5.50%
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guggenheim Strategy Fund III | Citigroup Mortgage Loan Trust, Inc., 6.17%
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Guggenheim Strategy Fund III | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Guggenheim Strategy Fund III | FirstKey Homes Trust, 2.67%
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim Strategy Fund III | OSAT Trust, 5.12%
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guggenheim Strategy Fund III | BRSP Ltd., 6.33%
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guggenheim Variable Insurance Strategy Fund III | Interest Rate Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Guggenheim Variable Insurance Strategy Fund III | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
Guggenheim Variable Insurance Strategy Fund III | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
Guggenheim Variable Insurance Strategy Fund III | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Guggenheim Variable Insurance Strategy Fund III | Other
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Guggenheim Variable Insurance Strategy Fund III | Net Lease
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Guggenheim Variable Insurance Strategy Fund III | Transport-Container
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Guggenheim Variable Insurance Strategy Fund III | Single Family Residence
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Guggenheim Variable Insurance Strategy Fund III | BCC Middle Market CLO LLC, 6.06%
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Guggenheim Variable Insurance Strategy Fund III | BX Commercial Mortgage Trust, 6.08%
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Guggenheim Variable Insurance Strategy Fund III | BX Commercial Mortgage Trust, 6.08% [Default Label]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Guggenheim Variable Insurance Strategy Fund III | Oak Street Investment Grade Net Lease Fund Series, 1.85%
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Guggenheim Variable Insurance Strategy Fund III | WMRK Commercial Mortgage Trust, 7.76%
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Guggenheim Variable Insurance Strategy Fund III | Citigroup Mortgage Loan Trust, Inc., 6.17%
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Guggenheim Variable Insurance Strategy Fund III | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Guggenheim Variable Insurance Strategy Fund III | FirstKey Homes Trust, 2.67%
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Guggenheim Variable Insurance Strategy Fund III | OSAT Trust, 5.12%
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Guggenheim Variable Insurance Strategy Fund III | Anchorage Credit Funding 4 Ltd., 2.72%
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Guggenheim Variable Insurance Strategy Fund III | Cerberus Loan Funding XXXII, LP, 6.18%
Holdings [Line Items]
Percent of Net Asset Value	2.20%